Investment Holding Level 4 Mortgage Loans on Real Estate (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Jun. 01, 2018 USD ($)	Dec. 31, 2016 USD ($)
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Valuation Allowance, Loss Contingency for Loans, LTV Ratio			90.00%
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 2,100,000,000	$ 2,241,000,000
Current Weighted Average Loan to Value Ratio of Commercial Mortgage Loan			51.00%
Original Weighted Average Loan to Value Ratio of Commercial Mortgage loan			62.00%
Secured Debt, Repurchase Agreements			$ 0
Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		100.00%	100.00%
Industrial Property [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 580,000,000	$ 603,000,000
Industrial Property [Member] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		27.60%	26.90%
Hotel [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 24,000,000	$ 24,000,000
Hotel [Member] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		1.10%	1.10%
Multifamily [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 518,000,000	$ 576,000,000
Multifamily [Member] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		24.70%	25.70%
Office Building [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 478,000,000	$ 471,000,000
Office Building [Member] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		22.80%	21.00%
Retail Site [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 286,000,000	$ 398,000,000
Retail Site [Member] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		13.60%	17.80%
Single Family [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 86,000,000	$ 120,000,000
Single Family [Member] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		4.10%	5.30%
Other Property [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 128,000,000	$ 49,000,000
Other Property [Member] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		6.10%	2.20%
SEC Schedule, 12-09, Allowance, Loan and Lease Loss [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 23,000,000	$ 0
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		0	0
Commercial Loan [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Allowance for Loan and Lease Losses, Real Estate	$ 0	(5,000,000)	0	$ 0	$ 0	$ (19,000,000)
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		2,100,000,000	2,241,000,000
Allowance for Loan and Lease Losses, Period Increase (Decrease)	0	(6,000,000)	0	(1,000,000)
Allowance for Loan and Lease Losses, Write-offs	$ 0	$ 1,000,000	$ 5,000,000	$ 20,000,000
Average Debt Service Coverage Ratio		2.36	2.36
Commercial Loan [Member] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate, Principal Amount of Delinquent Loans		$ 15
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate, Write-down or Reserve, Amount		16
Commercial Loan [Member] | LTV Between 65 to 80 Percent [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 340,000,000	$ 269,000,000
Average Debt Service Coverage Ratio		1.78	1.74
Commercial Loan [Member] | LTV Less than 65 Percent [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 1,760,000,000	$ 1,972,000,000
Average Debt Service Coverage Ratio		2.48	2.44
Region Others [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 397,000,000	$ 426,000,000
Region Others [Member] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		18.90%	19.00%
West South Central [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 226,000,000	$ 209,000,000
West South Central [Member] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		10.80%	9.30%
South Atlantic [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 457,000,000	$ 510,000,000
South Atlantic [Member] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		21.80%	22.80%
Pacific [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 684,000,000	$ 646,000,000
Pacific [Member] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		32.60%	28.80%
New England [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 79,000,000	$ 85,000,000
New England [Member] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		3.70%	3.80%
Mountain [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 51,000,000	$ 75,000,000
Mountain [Member] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		2.40%	3.30%
Middle Atlantic [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 131,000,000	$ 204,000,000
Middle Atlantic [Member] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		6.20%	9.10%
East South Central [Member] [Domain]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 19,000,000	$ 19,000,000
East South Central [Member] [Domain] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		0.90%	0.90%
East North Central [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		$ 56,000,000	$ 67,000,000
East North Central [Member] | Mortgages [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Investment Owned, Percent of Net Assets		2.70%	3.00%